Financial risk management	12 Months Ended
Dec. 31, 2023
Financial risk management
Financial risk management

34. Financial risk management

Financial risk factors

Our financial risks are managed centrally. Our finance department coordinates the access to national and international financial markets and considers and manages continuously the financial risks concerning our activities. These relate to the following financial markets risks: credit risk, liquidity risk, currency risk and interest rate risk. Our interest rate risk is limited because we have no financial debt. In case of decreasing interest rates we will face a reinvestment risk on our strong cash and cash equivalents and current financial investments balance. We do not buy or trade financial instruments for speculative purposes.

Categories of financial assets and liabilities (the below table does not contain the financial assets and liabilities included in the disposal group held for sale – reference is made to note 5 for more information):

	December 31,
	2023	2022	2021	Notes

	(Euro, in thousands)
Financial assets held at fair value through profit or loss
Equity instruments	€13,575	—	—	16
Current financial investments	1,316,805	1,292,514	1,317,460	20
Financial assets at amortized cost
Current financial investments	2,200,893	2,293,431	1,152,349	20
Cash and cash equivalents	166,803	508,117	2,233,368	21
Restricted cash (current and non-current)	5,533	4,569	1,425	16
Other non-current assets	318	1,209	1,048	16
Trade receivables	17,494	28,194	91,786	19
Total financial assets	€3,721,421	€4,128,033	€4,797,436

Financial liabilities held at fair value through profit or loss
Current financial instruments	€—	€19	€204	25
Current contingent consideration related to milestones CellPoint	—	8,485	—	25
Non-current contingent consideration related to milestones CellPoint	20,972	13,582	—	25
Financial liabilities at amortized cost
Trade liabilities	87,966	68,928	84,519	25
Lease liabilities	9,596	21,901	26,859	24
Current deferred consideration payable CellPoint	—	6,222	—	25
Total financial liabilities	€118,534	€119,137	€111,582

The carrying amounts of trade and other payables and trade and other receivables are considered to be the same as their fair values, due to their short-term nature.

Financial assets held at fair value through profit or loss

Financial assets held at fair value through profit or loss consisted of an equity instrument of a non-listed companies and current financial investments.

We have no restrictions on the sale of this equity instrument and the asset is not pledged under any of our liabilities.

The fair value of the equity instrument in the non-listed company has been determined mainly by reference to the initial transaction price (classified as level 3 in the fair value hierarchy).

Current financial investments include money market funds in EUR and USD, which all classify for level 1 fair value measurement.

Liquidity risk

Current financial investments and cash and cash equivalents amounted to €3,684.5 million on December 31, 2023. Management forecasts our liquidity requirements to ensure that we have sufficient cash to meet operational needs. We have no credit lines. Such forecasting is based on realistic assumptions with regards to product sales, royalties, milestone and upfront payments to be received, taking into account our past track record, including the assumption that not all new projects that are being planned will be realized.

All our and cash and cash equivalents have only an insignificant liquidity risk as they are all convertible upon a maximum three month notice period and without incurring a significant penalty in normal market circumstances.

Credit risk

The term “credit risk” refers to the risk that counterparty will default on its contractual obligations resulting in financial loss for us.

We grant credit to our clients in the framework of our normal business activities. Usually, we require no pledge or other collateral to cover the amounts due. All our receivables are considered collectable.

We did not account for a provision for expected credit losses relating to our trade and other receivables given that there is no history of material credit losses, nor does forward looking information reveals any potential risks and due to the high quality nature of our customers.

Aging balance of receivables that are due, but that are still considered collectable:

	December 31,
	2023	2022	2021

	(Euro, in thousands)
60 - 90 days	€3	€424	€141
90 - 120 days	3	208	92
more than 120 days	€117	€473	€113

Our cash and cash equivalents are invested primarily in current, notice and term accounts. For banks and financial institutions, only independently rated parties with a minimum rating of ‘A’ are accepted at the beginning of the term. Our current financial investments are also kept within different financial institutions and include term deposits, money market funds and treasury bills with an AAA rating. The money market funds are invested in a well-diversified portfolio of highly rated assets.

Interest rate risk

The only variable interest-bearing financial instruments are cash and cash equivalents and current financial investments.

Changes in interest rates may cause variations in interest income and expenses resulting from short term interest-bearing assets. Management does not expect the short term interest rates to decrease significantly in the immediate foreseeable future, which limits the interest exposure on our cash and cash equivalents and current financial investments.

Effect of interest rate fluctuation

A 100 basis point increase in interest rates at balance sheet date would have increased profit or loss, and equity, by approximately €36.8 million (2022: €40.9 million; 2021: €47.0 million); a 100 basis point decrease in interest rates would have decreased profit or loss, and equity, by approximately €36.8 million (2022: €40.9 million; 2021: €47.0 million).

Foreign exchange risk

We are exposed to foreign exchange risk arising from various currency exposures. Our principal functional currency is euro, but we receive payments from our main collaboration partner Gilead in U.S. dollars and acquire some consumables and materials in U.S. dollars, Swiss Francs and GB Pounds.

To limit this risk, we attempt to align incoming and outgoing cash flows in currencies other than EUR. In addition, contracts closed by our different entities are mainly in the functional currencies of that entity, except for the collaboration agreement signed with Gilead for which payments are denominated in U.S. dollars.

The exchange rate risk in case of a 10% change in the exchange rate amounts to:

	December 31,
	2023	2022	2021

Net book value	(Euro, in thousands)
Increase in Euros - U.S. Dollars	€(78,013)	€(85,140)	€(83,996)
Increase in Euros - GB Pounds	666	960	1,093
Increase in Euros - CH Francs	385	557	233

The exchange rate risk on the U.S. dollar is primarily related to our cash and cash equivalents and current financial investments held in U.S dollars.

Capital risk factors

We manage our capital to safeguard that we will be able to continue as a going concern. At the same time, we want to ensure the return to our shareholders through the results from our research and development activities.

Our capital structure consists of current financial investments, cash and cash equivalents, and equity attributed to the holders of our equity instruments, such as capital, reserves and results carried forward, as mentioned in the consolidated statement of changes in equity.

We manage our capital structure and make the necessary adjustments in the light of changes of economic circumstances, the risk characteristics of underlying assets and the projected cash needs of the current research and development activities.

The adequacy of the capital structure will depend on many factors, including scientific progress in the research and development programs, the magnitude of those programs, the commitments to existing and new clinical CROs, the ability to establish new alliance or collaboration agreements, the capital expenditures, the new commercial activities, market developments and any future acquisition.

Neither Galapagos NV nor any of its subsidiaries are subject to any externally imposed capital requirements, other than those imposed by generally applicable company law requirements.